Ordinary shares, preference shares and other equity - Disclosure of called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 60,504	£ 58,953
Ending balance, equity		59,220	60,504
Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0	0
Preference share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0	0
Share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,348	2,348
AT1 securities issuance		0	0
AT1 securities redemption		0	0
Ending balance, equity		2,348	2,348
Share capital | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,342	2,342
AT1 securities issuance		0
Ending balance, equity		2,342	2,342
Share capital | Preference share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		6	6
AT1 securities issuance		0
Ending balance, equity		6	6
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	10,765	10,691
AT1 securities issuance		970	2,499
AT1 securities redemption		(2,131)	(2,425)
Ending balance, equity	[1]	£ 9,604	£ 10,765

[1]	For further details refer to Note 26.